11. Lease Liabilities: Schedule of Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Lease liabilities	$ 61,028	$ 0	$ 0
Additions to right-of-use assets	63,360
Lease payments (Note 7)	(2,986)	0	0
Accretion expense (Note 11)	654	0	$ 0
Lease liabilities - current portion (Note 11)	29,921	0
Lease liabilities (Note 11)	$ 31,107	$ 0